Interests in Joint Ventures - Summary of Detailed Information About Particulars of Joint Ventures (Detail) - DHI Holdings (S) Pte Ltd.	12 Months Ended
Apr. 30, 2023
Disclosure of joint ventures [line items]
Place of incorporation/ registration and business	Singapore
Percentage of ownership interest voting power and profit sharing in joint venture	51.00%
Principal activity	Hotel operations, hospitality and VIP services in Singapore